Long-Term Debt - Summary of Aggregate Maturities Of Our Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 8,000
2023	8,000
2024	8,000
2025	8,000
2026	8,000
Thereafter	760,000
Total	$ 800,000